CONSOLIDATED STATEMENTS OF CASH FLOWS - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net loss	$ (66)	$ (3,225)	$ (3,001)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortisation	0	0	60
Changes in operating assets and liabilities:
Deposits, prepayment and other receivables	(715)	(423)	(681)
Other payables and accruals	398	(345)	(449)
Tax payables	1,047	907	840
Net cash (used in)/generated from operating activities	664	(3,086)	(3,231)
Investing activity
Purchase of plant and machinery	(7)	0	0
Net cash used in investing activity	(7)	0	0
Financing activity
Dividends paid	0	0	(80,734)
Net cash used in financing activity	0	0	(80,734)
Net (decrease)/increase in cash and cash equivalents	657	(3,086)	(83,965)
Cash and cash equivalents, beginning of year	95,646	98,732	182,697
Cash and cash equivalents, end of year	96,303	95,646	98,732
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest income	4,065	917	112
Income taxes paid	$ 0	$ 0	$ 0